INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2012
Equity and Cost Method Investments [Abstract]
Investment [Text Block]

NOTE 12 - INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or cost method.

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electric Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	50.00%	$6,953,458	$2,994,512	$45,554	$9,993,524
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd.	37.50%	231,782	(92,350)	-	139,432
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,471,261	$-	$-	$1,471,261
Hollysys Equipment Technology Co., Ltd.	20.00%	46,356	-	-	46,356
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	92,713	-	-	92,713
Zhongjijing Investment Consulting Co., Ltd.	5.00%	309,043	-	-	309,043
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062

In July 2010, the Company entered into an agreement to dispose of 29% of its 49% equity interest in Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”, formerly known as Hollysys Information Technology Co., Ltd.) to the other equity interest owner, for a cash consideration of RMB 23,377,700 (equivalent to $3,526,793), and a gain of $1,443,994 was recognized in the consolidated statements of comprehensive income for the year ended June 30, 2011. Upon the disposal, the Company held a 20% equity interest of Shenhua Information, and lost the ability to exercise significant influence in Shenhua Information. The Company discontinued accruing its share of the earnings or losses of Hollysys Information and adopted the cost method to account for the remaining 20% equity interest of Shenhua Information upon the partial disposal of Shenhua Information.

In December 2010, the Company disposed of all its investment in Zhejiang Sanxin Technology Co., Ltd at cost with nil gain or loss recognized.

In November 2010, the Company entered into an agreement to dispose of 3.115% of its 31.15% equity interest in IPE to a third party, for a cash consideration of RMB 934,500 (equivalent to $140,980), and a loss of $43,461 was recognized in the consolidated statements of comprehensive income for the year ended June 30, 2011. The Company continued to hold a 28.035% equity interest in IPE after the disposal.

In April 2011, a third party invested RMB 30,000,000 (equivalent to $4,525,843) into IPE. As a result, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by $756,619. This increase in share of net assets from IPE was recognized as gain in earnings for the issuance of shares by an equity investee in the consolidated statements of comprehensive income during the year ended June 30, 2011.

In August 2011, the Company entered into an agreement to dispose 20% interest in Hollysys Equipment Technology Co., Ltd., for a cash consideration of RMB 280,700 (equivalent to $44,381), and a loss of $3,039 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012.

In November 2011, the Company entered into an agreement to dispose of 10% of its existing 50% equity interest in China Techenergy Co., Ltd. to the other equity interest owner, for a cash consideration of RMB 27,800,000 (equivalent to $4,395,326), and a gain of $2,047,016 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012. Upon the disposal, the Company held a 40% equity interest of China Techenergy Co., Ltd.

In February 2012, Hollysys Machine was established with a registered capital of RMB 10,000,000 (equivalent to $1,588,310), of which RMB 3,000,000 (equivalent to $476,493) was injected by the Company. Therefore, the Company held 30% interests in Hollysys Machine, and accounted for it under equity method. Hollysys Machine mainly engages in sales of Programmable Logic Controller products.